Fair Value Measurements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Gain on fair value changes of investment	¥ 44,161	¥ 2,160	¥ 0